Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 251,047	$ 207,653	$ 671,682	$ 662,932
Cost of revenue	(184,808)	(169,996)	(288,500)	(270,164)
Gross profit	66,239	37,657	383,182	392,768
Consulting and marketing	1,669	1,405	1,669	6,188
Depreciation	3,102	8,745	6,134	17,838
General and admin expenses	287,909	345,395	570,748	509,883
Share-based compensation	15,750	39,670	18,316	125,192
Professional fees	799,324	91,861	1,476,191	243,155
Total operating expense	1,107,754	487,166	2,073,058	902,256
Loss before other loss	(1,041,515)	(449,509)	(1,689,876)	(509,488)
Other loss:
Foreign exchange loss	(102,236)	(5,505)	(156,014)	(115,330)
Finance expenses, net	(6,880)	(3,793)	(12,261)	(6,763)
Other operating expense	(109,116)	(9,298)	(168,275)	(122,093)
Loss before tax	(1,150,631)	(458,807)	(1,858,151)	(631,581)
Tax recovery (expense)	3,307	(14,579)	(29,606)	(7,088)
Loss for the period	(1,147,324)	(473,386)	(1,887,757)	(638,669)
Items that may be reclassified to profit or loss
Remeasurement of a defined benefit plan, net	910	1,528	1,856	3,116
Exchange differences on translation of foreign operations	(21,641)	(17,367)	(37,092)	(24,860)
Other comprehensive loss for the period	(20,731)	(15,839)	(35,236)	(21,744)
Total comprehensive loss	$ (1,168,055)	$ (489,225)	$ (1,922,993)	$ (660,413)
Loss per share basic	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Loss per share diluted	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average shares outstanding basic	37,899,090	29,564,733	37,895,781	29,564,733
Weighted average shares outstanding diluted	37,899,090	29,564,733	37,895,781	29,564,733